Segment (Tables)	12 Months Ended
Dec. 31, 2025
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Segment Information

	For the Year Ended December 31, 2025	For the Period from July 3, 2024 (Inception) Through December 31, 2024
General and administrative costs	$2,017,653	$167,031
Interest earned on investments in Trust Account	$5,420,400	$283,921

WILLOW LANE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025

	December 31, 2025	December 31, 2024
Cash	$322,830	$1,368,608
Investments in Trust Account	$132,583,821	$127,163,421

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Years Ended December 31,
	2025	2024
Cost of revenue (excluding depreciation and amortization)	$3,891	$1,930
Selling, general and administrative (excluding depreciation and amortization)	4,844	1,177
Unit-based compensation	13,425	568
Depreciation and amortization	10,536	2,534
Colocation lease cost	5,244	1,795
Total operating expenses	$37,940	$8,004